Intangible Assets (Details) - Nukkleus Inc.[Member] - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets [Abstract]
Amortization expense		$ 592,892	$ 592,892	$ 1,778,675	$ 2,097,726	$ 2,690,617	$ 469,286
Cost of revenue financial services	$ 526,602		526,601	1,579,804	1,899,791	2,426,393	469,286
Operating expenses	$ 66,290		$ 66,291	$ 198,871	$ 197,935	$ 264,224	$ 0